Summary of significant accounting policies, estimates and judgments - Additional Information (Detail) - CAD ($) $ in Millions	Nov. 01, 2019	Apr. 30, 2020	Oct. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018
Disclosure of property, plant and equipment and intangibles [line items]
Equity		$ 85,040	$ 83,625	$ 81,921	$ 80,626	$ 79,861
Caribbean Banking [member]
Disclosure of property, plant and equipment and intangibles [line items]
Percentage of unit's recoverable amount exceeds its carrying amount		111.00%	126.00%
Percentage of value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount		0.70%	1.80%
Decrease in terminal growth rates to determine sensitivity of current estimate of fair value less costs of disposal		0.90%	2.40%
Reduction in future cash flows to determine sensitivity of current estimate of fair value less costs of disposal		10.00%	21.00%
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of property, plant and equipment and intangibles [line items]
Equity	$ (94)		$ (107)
Adoption of IFRS 16 [member]
Disclosure of property, plant and equipment and intangibles [line items]
Increase in total assets due to IFRS 16	5,084
Increase (decrease) in retained earnings	$ (107)
Decrease in CET1 ratio	0.14%
Weighted average incremental borrowing rate	2.30%
Increase in total liabilities due to IFRS 16	$ 5,191